Consolidated income statement - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020 [1]
Consolidated income statement
Revenues	€ 751,448	€ 618,034	€ 500,924
Costs of revenue	(577,383)	(466,491)	(375,181)
Gross profit	174,065	151,543	125,743
Operating income and (expenses)
Research and development expenses	(76,642)	(72,200)	(63,945)
Selling, general and administrative expenses	(156,190)	(105,445)	(77,205)
Impairment of intangible assets		(683)	(3,244)
Impairment of goodwill	0	0
Other operating income	81,582	73,472	72,175
Other operating expenses	(1,965)	(5,691)	(4,968)
Total operating income and (expenses)	(153,215)	(110,547)	(77,187)
Operating income	20,850	40,996	48,556
Non-operating income (expense)
Interest income	8,336	2,272	1,339
Interest expense	(13,150)	(9,254)	(8,465)
Measurement result from investments	(172,159)	223,791	1,500
Share of the result of associates accounted for using the equity method	(15,964)	(16,570)	(10,434)
Reversal of impairment (impairment) of investments using the equity method	866	(11,863)
Gain from bargain purchase	4,908
Other income from financial assets		24	70
Other expense from financial assets		(198)	(43)
Foreign currency exchange gain (loss), net	13,083	7,843	(6,935)
Other non-operating income	143	84	683
Other non-operating expense	(870)	(145)	(431)
Total non-operating income (expense)	(174,807)	195,984	(22,716)
Income before taxes	(153,957)	236,980	25,840
Current tax expense	(13,976)	(16,404)	(12,065)
Deferred tax income (expense)	(7,722)	(5,066)	(7,497)
Total taxes	(21,698)	(21,470)	(19,562)
Net income (loss)	(175,655)	215,510	6,278
thereof attributable to:
Shareholders of Evotec SE	€ (175,655)	€ 215,510	€ 6,278
Weighted average shares outstanding	176,674,341	166,405,926	153,752,241
Net income per share (basic)	€ (0.99)	€ 1.30	€ 0.04
Net income per share (diluted)	€ (0.99)	€ 1.30	€ 0.04

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”